Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt And Other Financing Arrangements Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(Dollars in millions)	2013	2012

Commercial Paper	$250.0	$50.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.09%)	300.0	300.0
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.13%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	900.0
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	1,000.0
1.30% Senior Notes, Due 2017 (effective interest rate 0.99%)	900.0	—
1.85% Senior Notes, Due 2018 (effective interest rate 1.85%)	500.0	500.0
2.40% Senior Notes, Due 2019 (effective interest rate 2.44%)	900.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	1,000.0
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	1,100.0
3.15% Senior Notes, Due 2023 (effective interest rate 3.21%)	800.0	800.0
4.15% Senior Notes, Due 2024 (effective interest rate 4.07%)	1,000.0	—
5.30% Senior Notes, Due 2044 (effective interest rate 5.30%)	400.0	—
Other	41.9	54.8

Total Borrowings at Par Value	10,491.9	7,104.8
Fair Value Hedge Accounting Adjustments	12.9	33.8
Unamortized Discount	(17.5)	(14.3)

Total Borrowings at Carrying Value	10,487.3	7,124.3
Less: Short-term Obligations and Current Maturities	987.7	93.1

Long-term Obligations	$9,499.6	$7,031.2

Schedule of Maturities of Long-term Debt [Table Text Block]
(In millions)

2014	$981.3
2015	707.1
2016	1,902.4
2017	900.5
2018	500.6
2019 and thereafter	5,500.0

$10,491.9